Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss for the period	$ (18,045)	$ (18,666)
Depreciation	158	157
Share-based compensation expense	139	1,002
Finance income	(5,225)	(3,611)
Finance expense	357	350
Movement of expected credit loss	(47)	(18)
Foreign exchange (gain)/loss	(1,787)	1,601
Movement in working capital	2,237	3,173
Cash flows used in operating activities	(22,213)	(16,012)
Finance expense paid	(366)	(280)
Finance income received	3,047	1,381
Net cash used in operating activities	(19,532)	(14,911)
Cash flows from/(used in) investing activities
Purchase of other financial assets	0	(54,000)
Purchase of property, plant and equipment	(20)	(68)
Proceeds from sale of other financial assets	15,000	0
Proceeds from redemptions and disposals of marketable securities	13,540	0
Cash flows from/(used in) investing activities	28,520	(54,068)
Cash flows used in financing activities
Payment of lease liability	(185)	(107)
Net increase/(decrease) in cash and cash equivalents	8,803	(69,086)
Cash and cash equivalents at the beginning of the period	78,420	165,955
Impact of foreign exchange on cash and cash equivalents	(92)	26
Cash and cash equivalents at the end of the period	$ 87,131	$ 96,895